AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.5%
Information Technology – 26.6%
Communications Equipment – 4.3%
Calix, Inc.(a)	67,139	$2,880,934
Lumentum Holdings, Inc.(a) (b)	52,165	5,091,304

		7,972,238

Electronic Equipment, Instruments & Components – 2.5%
Flex Ltd.(a)	250,030	4,638,056

IT Services – 2.7%
Block, Inc. - Class A(a) (b)	21,359	2,896,280
Visa, Inc. - Class A(b)	9,580	2,124,557

		5,020,837

Semiconductors & Semiconductor Equipment – 8.7%
ASML Holding NV	4,330	2,893,399
Infineon Technologies AG	87,680	2,966,215
MediaTek, Inc.	80,000	2,489,641
NXP Semiconductors NV	17,540	3,246,303
Taiwan Semiconductor Manufacturing Co., Ltd.	124,000	2,543,676
Wolfspeed, Inc.(a) (b)	19,070	2,171,310

		16,310,544

Software – 6.0%
Adobe, Inc.(a)	7,110	3,239,458
Dassault Systemes SE	76,260	3,746,547
Microsoft Corp.	13,790	4,251,595

		11,237,600

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	25,250	4,408,903

		49,588,178

Industrials – 23.5%
Aerospace & Defense – 1.7%
Hexcel Corp.	52,390	3,115,633

Building Products – 2.5%
Owens Corning	26,760	2,448,540
Trex Co., Inc.(a)	33,460	2,185,942

		4,634,482

Commercial Services & Supplies – 6.5%
Tetra Tech, Inc.	23,380	3,856,297
TOMRA Systems ASA	59,600	3,040,433
Waste Management, Inc.	33,250	5,270,125

		12,166,855

Electrical Equipment – 5.8%
Rockwell Automation, Inc.	14,200	3,976,426
Schneider Electric SE	11,150	1,871,977
Vestas Wind Systems A/S	172,050	5,047,052

		10,895,455

Company	Shares	U.S. $ Value

Machinery – 5.7%
Deere & Co.	12,290	$5,106,003
SMC Corp.	6,300	3,521,662
Xylem, Inc./NY	23,560	2,008,726

		10,636,391

Professional Services – 1.3%
Recruit Holdings Co., Ltd.	55,500	2,411,309

		43,860,125

Health Care – 18.3%
Biotechnology – 1.3%
Abcam PLC(a)	133,140	2,406,516

Health Care Equipment & Supplies – 8.0%
Alcon, Inc.	43,240	3,425,729
Becton Dickinson and Co.	18,310	4,870,460
Koninklijke Philips NV	83,070	2,533,111
STERIS PLC	17,271	4,175,609

		15,004,909

Health Care Providers & Services – 1.2%
Apollo Hospitals Enterprise Ltd.	37,962	2,255,890

Life Sciences Tools & Services – 7.8%
Bio-Rad Laboratories, Inc. - Class A(a)	5,700	3,210,411
Bruker Corp.	41,180	2,647,874
Danaher Corp.	16,310	4,784,212
Gerresheimer AG	26,580	1,941,590
West Pharmaceutical Services, Inc.	4,860	1,996,051

		14,580,138

		34,247,453

Financials – 16.1%
Banks – 6.7%
Erste Group Bank AG	112,420	4,099,562
HDFC Bank Ltd.	175,424	3,377,829
SVB Financial Group(a)	9,180	5,135,751

		12,613,142

Capital Markets – 6.5%
Deutsche Boerse AG	13,450	2,421,144
London Stock Exchange Group PLC	19,560	2,039,727
MSCI, Inc. - Class A	8,510	4,279,509
Partners Group Holding AG	2,700	3,343,144

		12,083,524

Insurance – 2.9%
Aflac, Inc.	49,980	3,218,212
AIA Group Ltd.	213,800	2,232,474

		5,450,686

		30,147,352

Company	Shares	U.S. $ Value

Consumer Discretionary – 6.6%
Auto Components – 1.4%
Aptiv PLC(a)	21,431	$2,565,505

Automobiles – 1.6%
BYD Co., Ltd. - Class H	109,500	3,045,773

Household Durables – 1.7%
TopBuild Corp.(a)	17,433	3,162,172

Textiles, Apparel & Luxury Goods – 1.9%
NIKE, Inc. - Class B	26,790	3,604,863

		12,378,313

Utilities – 3.4%
Electric Utilities – 2.2%
NextEra Energy, Inc.	47,870	4,055,068

Water Utilities – 1.2%
American Water Works Co., Inc.	14,269	2,361,947

		6,417,015

Materials – 3.0%
Chemicals – 3.0%
Chr Hansen Holding A/S	29,260	2,148,473
Koninklijke DSM NV	18,710	3,347,101

		5,495,574

Total Common Stocks (cost $132,223,189)		182,134,010

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $4,535,403)	4,535,403	4,535,403

Total Investments – 99.9% (cost $136,758,592)(f)		186,669,413
Other assets less liabilities – 0.1%		205,487

Net Assets – 100.0%		$186,874,900

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	5,081	USD	1,059	04/04/2022	$(8,660)
Bank of America, NA	USD	1,072	BRL	5,081	04/04/2022	(5,237)
Bank of America, NA	INR	255,447	USD	3,394	04/07/2022	25,275
Bank of America, NA	JPY	95,877	USD	805	04/28/2022	17,300
Bank of America, NA	USD	2,980	KRW	3,545,961	04/28/2022	(62,654)
Bank of America, NA	USD	1,050	BRL	5,081	05/03/2022	8,322
Barclays Bank PLC	HKD	5,873	USD	753	04/28/2022	3,585

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	367,237	USD	298	04/28/2022	$(4,417)
Barclays Bank PLC	CNH	5,736	USD	900	05/18/2022	(1,046)
BNP Paribas SA	USD	757	ZAR	11,611	04/21/2022	36,001
BNP Paribas SA	USD	4,652	CNH	29,753	05/18/2022	20,432
Citibank, NA	INR	56,113	USD	743	04/07/2022	2,907
Citibank, NA	USD	747	INR	56,313	04/07/2022	(4,183)
Citibank, NA	USD	3,207	AUD	4,541	04/28/2022	191,933
Citibank, NA	CNH	3,244	USD	509	05/18/2022	(304)
Citibank, NA	GBP	697	USD	919	06/09/2022	3,840
Credit Suisse International	EUR	2,643	USD	2,924	05/12/2022	(3,029)
JPMorgan Chase Bank, NA	NOK	21,238	USD	2,430	06/17/2022	18,436
Morgan Stanley Capital Services, Inc.	BRL	5,081	USD	1,072	04/04/2022	5,237
Morgan Stanley Capital Services, Inc.	USD	1,006	BRL	5,081	04/04/2022	60,953
Morgan Stanley Capital Services, Inc.	USD	3,369	INR	255,247	04/07/2022	(3,083)
Morgan Stanley Capital Services, Inc.	USD	517	CHF	478	04/13/2022	281
Morgan Stanley Capital Services, Inc.	USD	5,472	CAD	6,958	04/22/2022	92,844
Morgan Stanley Capital Services, Inc.	KRW	406,167	USD	341	04/28/2022	7,048
Morgan Stanley Capital Services, Inc.	USD	529	TWD	14,522	04/28/2022	(21,534)
Morgan Stanley Capital Services, Inc.	TWD	19,778	USD	712	04/29/2022	20,743
Morgan Stanley Capital Services, Inc.	EUR	13,184	USD	15,089	05/12/2022	486,392
Morgan Stanley Capital Services, Inc.	USD	918	EUR	842	05/12/2022	14,587
Morgan Stanley Capital Services, Inc.	USD	2,754	GBP	2,108	06/09/2022	14,477
Morgan Stanley Capital Services, Inc.	INR	219,417	USD	2,866	07/07/2022	9,634
Standard Chartered Bank	USD	4,244	JPY	487,638	04/28/2022	(236,909)
Standard Chartered Bank	USD	395	TWD	11,149	04/28/2022	(6,018)
Standard Chartered Bank	TWD	10,580	USD	381	04/29/2022	11,351
State Street Bank & Trust Co.	CHF	698	USD	762	04/13/2022	6,037
State Street Bank & Trust Co.	USD	382	CHF	350	04/13/2022	(2,680)
State Street Bank & Trust Co.	JPY	51,367	USD	447	04/28/2022	25,088
State Street Bank & Trust Co.	TWD	47,734	USD	1,748	04/28/2022	80,215
State Street Bank & Trust Co.	USD	753	HKD	5,873	04/28/2022	(2,956)
State Street Bank & Trust Co.	USD	462	JPY	53,301	04/28/2022	(24,098)
State Street Bank & Trust Co.	EUR	750	USD	850	05/12/2022	19,166
State Street Bank & Trust Co.	USD	1,242	SEK	11,674	06/17/2022	1,620
UBS AG	CHF	1,818	USD	1,966	04/13/2022	(1,900)

						$794,996

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,485,025 and gross unrealized depreciation of investments was $(3,779,208), resulting in net unrealized appreciation of $50,705,817.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

59.8%	United States
6.4%	Netherlands
3.9%	Germany
3.9%	Denmark
3.6%	Switzerland
3.2%	Japan
3.0%	India
2.7%	Taiwan
2.4%	United Kingdom
2.2%	Austria
2.0%	France
1.6%	China
1.6%	Norway
1.2%	Hong Kong
2.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of March 31, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$34,948,700	$14,639,478		$—	$49,588,178
Industrials	27,967,692	15,892,433		—	43,860,125
Health Care	21,684,617	12,562,836		—	34,247,453
Financials	12,633,472	17,513,880		—	30,147,352
Consumer Discretionary	9,332,540	3,045,773		—	12,378,313
Utilities	6,417,015	—		—	6,417,015
Materials	—	5,495,574		—	5,495,574
Short-Term Investments	4,535,403	—		—	4,535,403

Total Investments in Securities	117,519,439	69,149,974	(a)	—	186,669,413
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,183,704		—	1,183,704
Liabilities:
Forward Currency Exchange Contracts	—	(388,708)		—	(388,708)

Total	$117,519,439	$69,944,970		$—	$187,464,409

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,674	$12,275	$14,414	$4,535	$0	**

**	Amount less than $500.